BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Apr. 17, 2025	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 08, 2022
Product Information [Line Items]
Increase (decrease) net cash provided by operating activities		$ 555,124	$ 529,579		$ 3,057,583	$ 2,549,805	$ 2,540,194
Increase (decrease) net cash provided by financing activities		(31,526)	$ (276,698)		(2,291,758)	1,840,057	(1,672,855)
Cash available for general purposes					1,067,500	703,300
Allowance for credit losses					24,000	17,500
Credit loss expense related to accounts receivable					25,800	23,500	14,900
Allowance for credit losses related to settlement processing assets					10,000	9,700
Credit loss expense related to settlement processing assets					22,400	19,200	13,000
Impairment of goodwill				$ 833,100	0	0	$ 833,075
Equity method investments					987,200	$ 977,600
Aggregate principal amount		$ 16,091,821			$ 16,158,592
Antidilutive securities excluded from computation of earnings per share (in shares)		800,000	100,000		293,422	191,353	700,119
Revision of Prior Period, Reclassification, Adjustment
Product Information [Line Items]
Increase (decrease) net cash provided by operating activities			$ 113,300		$ (475,100)	$ 301,100	$ 296,200
Increase (decrease) net cash provided by financing activities			$ (113,300)		475,100	(301,100)	296,200
Forecast | Held-for-sale | Issuer Solutions
Product Information [Line Items]
Business for consideration	$ 7,500,000
Forecast | Worldpay Holdco, LLC
Product Information [Line Items]
Business acquisition percentage	100.00%
Forecast | Worldpay Holdco, LLC | GTCR LLC
Product Information [Line Items]
Cash paid to EVO shareholders	$ 6,100,000
Equity interest issued (in shares)	43,300,000
Convertible Debt
Product Information [Line Items]
Aggregate principal amount					1,500,000
1.500% Convertible Senior Notes Due March 01, 2031 | Convertible Debt
Product Information [Line Items]
Aggregate principal amount					$ 2,000,000
Stated interest rate (as a percent)					1.50%
1.000% convertible notes due August 15, 2029 | Convertible Debt
Product Information [Line Items]
Stated interest rate (as a percent)								1.00%
CUP Data
Product Information [Line Items]
Ownership interest in equity method investment (as a percent)					45.00%
Notes Receivable
Product Information [Line Items]
Allowance for credit losses and a noncash charge						15,200
Allowance for credit losses		$ 15,200			$ 15,200	15,200
Internal-Use Software
Product Information [Line Items]
Capitalized implementation costs, net of accumulated amortization					52,700	45,400
Amortization expense of capitalized implementation costs					$ 7,000	$ 3,500	$ 3,000
Minimum
Product Information [Line Items]
Amortization period of capitalized contract costs					3 years
Minimum | Internal-Use Software
Product Information [Line Items]
Estimated useful life					5 years
Maximum
Product Information [Line Items]
Amortization period of capitalized contract costs					7 years
Maximum | Internal-Use Software
Product Information [Line Items]
Estimated useful life					10 years
Cash and Cash Equivalents | Financial Institution Concentration Risk | Eight Financial Institutions
Product Information [Line Items]
Percentage of total consolidated revenues from external customers					75.00%